Fair Value Information (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair value of financial instruments
The following table includes the fair value of our financial instruments for which disclosure of fair value is required:

	Fair Value Hierarchy Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		December 31, 2024		December 31, 2023
Assets
Cash and cash equivalents(a)	1	$1,010	$1,010	$1,075	$1,075
Time deposits(b)	1	181	181	157	157
Non-US government bonds(c)	2	15	15	—	—
Liabilities
Short-term debt(d)	2	3	3	2	2
Long-term debt(e)	2	7,415	6,828	7,947	7,534
(a)Cash equivalents are composed of certificates of deposit, time deposits and other interest-bearing investments with original maturity dates of 90 days or less. Cash equivalents are recorded at cost, which approximates fair value.
(b)Time deposits are composed of deposits with original maturities of more than 90 days but less than one year and instruments with original maturities of greater than one year, included in Other current assets or Other Assets in the Consolidated Balance Sheets, as appropriate. Time deposits are recorded at cost, which approximates fair value.
(c)Non-US government bonds are composed of foreign issued debt securities that are classified as held-to-maturity because we have the positive intent and ability to hold the securities to maturity. These securities are recorded at amortized cost and are included in Other current assets or Other Assets in the Consolidated Balance Sheets, as appropriate.
(d)Short-term debt is composed of U.S. commercial paper and/or other similar short-term debt issued by non-U.S. subsidiaries, all of which are recorded at cost, which approximates fair value.
(e)Long-term debt includes the current portion of these debt instruments. Fair values were estimated based on quoted prices for financial instruments for which all significant inputs were observable, either directly or indirectly.
[1],[2],[3],[4],[5]

[1]	Cash equivalents are composed of certificates of deposit, time deposits and other interest-bearing investments with original maturity dates of 90 days or less. Cash equivalents are recorded at cost, which approximates fair value.
[2]	Long-term debt includes the current portion of these debt instruments. Fair values were estimated based on quoted prices for financial instruments for which all significant inputs were observable, either directly or indirectly.
[3]	Short-term debt is composed of U.S. commercial paper and/or other similar short-term debt issued by non-U.S. subsidiaries, all of which are recorded at cost, which approximates fair value.
[4]	Time deposits are composed of deposits with original maturities of more than 90 days but less than one year and instruments with original maturities of greater than one year, included in Other current assets or Other Assets in the Consolidated Balance Sheets, as appropriate. Time deposits are recorded at cost, which approximates fair value.
(c)Non-US government bonds are composed of foreign issued debt securities that are classified as held-to-maturity because we have the positive intent and ability to hold the securities to maturity. These securities are recorded at amortized cost and are included in Other current assets or Other Assets in the Consolidated Balance Sheets, as appropriate.

[5]	Non-US government bonds are composed of foreign issued debt securities that are classified as held-to-maturity because we have the positive intent and ability to hold the securities to maturity. These securities are recorded at amortized cost and are included in Other current assets or Other Assets in the Consolidated Balance Sheets, as appropriate.